Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Guardian Variable Products Trust
Prospectus Date	rr_ProspectusDate	May 01, 2018
Guardian Growth & Income VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guardian Growth & Income VIP Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges were reflected, the fees and expenses would be higher. For information about these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2017, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the current expense limitation agreement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not reflect charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in the equity securities of U.S. companies that AllianceBernstein L.P., the Fund’s subadviser (“Subadviser”), believes are undervalued, focusing on dividend-paying securities. Although the Fund invests primarily in large capitalization companies, the Fund may invest in companies with different market capitalizations (i.e., mid-capitalization). The Subadviser defines large capitalization companies as companies with market capitalizations similar to companies in the Russell 1000 Value Index® (the “Index”) at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $112 million to $380 billion as of December 31, 2017. The Fund may also invest in foreign securities.

The Subadviser believes that, over time, a company’s stock price will come to reflect its intrinsic economic value. The Subadviser depends heavily upon the fundamental analysis and research of its internal research staff in making investment decisions for the Fund. The research staff follows a primary research universe of approximately 500 primarily U.S. companies. In determining a company’s intrinsic economic value, the Subadviser takes into account many fundamental and financial factors that it believes bear on the company’s ability to perform in the future, including earnings growth, prospective cash flows, dividend growth and growth in book value. The Subadviser then ranks each of the companies in its research universe in the relative order of disparity between their intrinsic economic values and their current stock prices, with companies with the greatest disparities receiving the highest rankings (i.e., being considered the most undervalued). The Subadviser anticipates that the Fund’s portfolio normally will include companies ranking in the top three deciles of the Subadviser’s valuation model.

The Subadviser recognizes that the perception of what is a “value” stock is relative and the factors considered in determining whether a stock is a “value” stock may, and often will, have differing relative significance in different phases of an economic cycle. Also, at different times, and as a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies engaged in particular types of business (e.g., banks and other financial institutions), although the Fund does not intend to concentrate in any particular industries or businesses. The Fund’s emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

		The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Fund. There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.

Active Trading Risk. The Fund may actively and frequently trade portfolio securities, which may lead to higher transaction costs that may negatively affect the Fund’s performance.

Dividend-Paying Stock Risk. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

Equity Securities Risk. The price or value of the Fund’s investments in a company’s equity securities, such as common or preferred stock, may rise or fall rapidly or unpredictably and are subject to real or perceived changes in the company’s financial condition and overall market and economic conditions. Equity securities are normally more volatile than fixed-income investments. Common stocks generally represent the riskiest investment in a company and preferred stocks generally rank junior to a company’s debt with respect to dividends, which the company may or may not declare.

Foreign Investment and Currency Risk. Foreign investments, or exposure to foreign markets, present greater risks than investing in securities of U.S. issuers. Foreign securities are particularly susceptible to liquidity and valuation risk and may be especially volatile. These investments are subject to additional risks, including: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. The Fund’s foreign investments that are denominated in or provide exposure to a foreign currency may be negatively affected by a decline in the foreign currency’s value relative to the U.S. dollar. The value of foreign currencies may fluctuate quickly and significantly.

Issuer Risk. The Fund’s investments may be adversely affected by a number of factors that directly relate to the issuer of securities held by the Fund, such as its earnings prospects and overall financial position. In addition, an issuer in which the Fund invests, or to which it has exposure, may perform poorly because of poor management decisions or other events, conditions, or factors, which could also negatively affect the Fund.

Large-Capitalization Company Risk. Large-capitalization companies may be unable to attain the same growth rate of small- or mid-capitalization companies. In addition, large-capitalization companies may be unable to respond to competitive challenges or opportunities as quickly as smaller companies.

Liquidity and Valuation Risk. The Fund’s investments may be difficult to sell at a favorable time or price. To meet redemption requests or otherwise raise cash, the Fund may be forced to sell investments at a disadvantageous time and/or price. In addition, it may be difficult for the Fund to accurately value investments or purchase or sell investments within a reasonable time at the price at which it has been valued for purposes of the Fund’s net asset value. Certain investments, including thinly-traded securities (generally defined as securities for which there is little or no trading in the secondary market), are particularly susceptible to liquidity and valuation risk.

Management Risk. The Fund is actively managed by the Subadviser. There is no guarantee that the Subadviser’s investment techniques, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome. As a result, the Fund may be adversely affected and may underperform its benchmark index or funds with similar investment objectives.

Market Risk. The financial and securities markets are volatile and may be affected by political, regulatory, social, or economic developments, which may negatively affect issuers, industries and markets worldwide and adversely affect the Fund. The price or value of the Fund’s investments may decline and will fluctuate, sometimes rapidly and unpredictably, in response to general market conditions or other factors. Different sectors of the market, issuers, and security types may react differently to such developments.

Mid-Capitalization Company Risk. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large-capitalization companies. Mid-capitalization companies tend to have limited product and market diversification and financial resources, which may negatively affect their performance. In addition, mid-capitalization companies may have less experienced management and be more vulnerable to adverse developments than larger companies.

Sector Risk. To the extent the Fund’s investments focus on one or more sectors of the economy, the Fund’s performance will be particularly susceptible to conditions and developments relating to such sector(s). In addition, the Fund will be more exposed to price movements affecting companies in such sector(s) than a more broadly invested fund.

		Value Investment Style Risk. Different investment styles tend to perform differently and shift in and out of favor depending on changes in market and economic sentiment and conditions. The Fund invests in stocks believed by the Subadviser to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. Thus, the Fund may underperform other equity funds that employ a different investment style during such periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for calendar year 2017 (and, when available, changes in the Fund’s performance from year to year) and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for calendar year 2017 (and, when available, changes in the Fund’s performance from year to year) and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianlife.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (by calendar year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable annuity contract or variable life insurance policy fees and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return – 2.13% (3Q 2017) Lowest Quarterly Return – 0.45% (2Q 2017)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	540
5 Years	rr_ExpenseExampleYear05	1,003
10 Years	rr_ExpenseExampleYear10	2,286
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	540
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,003
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,286
2017	rr_AnnualReturn2017	20.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.45%
1 Year	rr_AverageAnnualReturnYear01	20.09%
Since Inception	rr_AverageAnnualReturnSinceInception	20.68%
Inception	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2016
Guardian Growth & Income VIP Fund | Russell 1000 Value Index® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.66%
Since Inception	rr_AverageAnnualReturnSinceInception	15.49%

[1]	Restated to reflect the current expense limitation agreement. Under the agreement, Park Avenue Institutional Advisers LLC, the Fund’s investment manager (the “Manager”), has contractually agreed through April 30, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to the Manager’s recoupment rights. The Manager may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any.